Stock options (Narrative) (Details)	12 Months Ended
	Oct. 31, 2025 USD ($) share shares	Oct. 31, 2024 USD ($) share	Oct. 31, 2023 USD ($) share
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options to be granted | shares	27,500,000
Stock options maximum term	10 years
Stock options granted			3,000,000
Stock options exercisable	8,750,000	8,750,000
Stock option expense | $	$ 0	$ 6,517	$ 217,965
Directors, officers, employees and consultants [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options granted	0	0	3,000,000